Equipment and improvements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equipment and Improvements

(5) Equipment and Improvements

Equipment and improvements consisted of the following:

	Estimated Useful Lives in Years	June 30, 2018	December 31, 2017
		(In thousands)
Card processing	3-5	$113,489	$102,789
Office equipment	3-5	42,007	37,476
Computer software	3	41,278	38,669
Leasehold improvements	various	13,120	12,764
Furniture and fixtures	5-7	5,822	5,410

Totals		215,716	197,108
Less accumulated depreciation		(118,336)	(106,889)
Foreign currency translation adjustment		2,977	6,368

Totals		$100,357	$96,587

Depreciation expense related to equipment and improvements was $9.5 million and $7.2 million for the three months ended June 30, 2018 and 2017, respectively. Depreciation expense related to equipment and improvements was $18.5 million and $14.3 million for the six months ended June 30, 2018 and 2017, respectively.

In the six months ended June 30, 2018 equipment and improvements and accumulated depreciation were each reduced by $7.5 million and $7.1 million, respectively, and in the six months ended June 30, 2017 by $2.7 million and $2.6 million, respectively, primarily related to asset retirements. The Company infrequently sells or disposes of assets that are not fully depreciated, and this activity represents an insignificant portion of the total reduction.

Predecessor
Equipment and Improvements

(3) Equipment and improvements

Equipment and improvements consisted of the following as of December 31, 2017 and 2016:

	Estimated useful lives in years	2017	2016
		(In thousands)
Card processing	3-5	$102,789	$71,947
Office equipment	3-5	37,476	24,323
Computer software	3	38,669	29,150
Leasehold improvements	various	12,764	14,034
Furniture and fixtures	5-7	5,410	9,122

Totals		197,108	148,576
Less accumulated depreciation		(106,889)	(73,548)
Increase (decrease) in foreign currency translation		6,368	(2,444)

Totals		$96,587	$72,584

Depreciation expense related to equipment and improvements was $29.1 million and $25.4 million for the years ended December 31, 2017 and 2016, respectively. In the year ended December 31, 2017, equipment and improvements and accumulated depreciation were each reduced by $7.4 million and $7.0 million, respectively, and in the year ended December 31, 2016 by $10.1 million and $10.1 million, respectively, primarily for asset retirements. The Company infrequently sells or disposes of assets that are not fully depreciated, and this activity represents an insignificant portion of the total reduction.